DEFERRED REVENUES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED REVENUES
	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Advisory service income	104,710	145,760
Customization income	81,600	42,600
Subscription fee income	424,950	317,064
	611,260	505,424